As filed with the Securities and Exchange Commission on October 20, 2006

Investment Company Act File No. 811-7840; Securities Act File No. 33-65632

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT No. 35

and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940

Amendment No. 37

SCHRODER SERIES TRUST
875 Third Avenue, 22nd Floor, New York, New York 10022
(212) 641-3800

Carin F. Muhlbaum, Esq.
Schroder Investment Management North America Inc.
875 Third Avenue, 22nd Floor,
New York, New York 10022

Copies to:

Timothy W. Diggins, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):

Immediately upon filing pursuant to paragraph (b)	On October 31, 2006 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)	On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

APPROXIMATE DATE OF COMMENCEMENT OF PROPOSED SALE TO PUBLIC As soon as practicable after this registration statement becomes effective.

NOTE: This Post-Effective Amendment No. 35 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the ‘‘Securities Act’’), solely to designate October 31, 2006 as the new effective date for Post-Effective Amendment No. 32 filed pursuant to Rule 485(a) under the Securities Act on August 24, 2006. This Post-Effective Amendment No. 35 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 32.

This filing relates only to the Schroder Strategic Bond Fund, a series of the Registrant; it is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

SCHRODER SERIES TRUST

Part A.	INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Schroder Series Trust (the ‘‘Registrant’’) under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the ‘‘SEC’’) on August 24, 2006 (‘‘Amendment No. 32/34’’).

Part B.	INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 32/34 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on August 24, 2006.

Part C.	OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 32/34 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on August 24, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York, on this 20th of October, 2006.

SCHRODER SERIES TRUST

By: /s/ Mark A. Hemenetz
Name: Mark A. Hemenetz
Title: President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on October 20, 2006.

Principal Executive Officer

By:    /s/ Mark A. Hemenetz
Name: Mark A. Hemenetz
Title: President and Principal Executive Officer

Principal Financial and Accounting Officer

By: /s/ Alan M. Mandel
Name: Alan M. Mandel
Title: Treasurer, Principal Financial and Accounting Officer

*Peter L. Clark, Trustee
*David N. Dinkins, Trustee
*Peter E. Guernsey, Trustee
*John I. Howell, Trustee
*Peter S. Knight, Trustee
*William L. Means, Trustee
*Clarence F. Michalis, Trustee
*Hermann C. Schwab, Trustee
*James D. Vaughn, Trustee

By:	/s/ Alan M. Mandel Alan M. Mandel Attorney-in-Fact*

*	Pursuant to powers of attorney previously filed as exhibits to this Registration Statement.